Statements of Cash Flows - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash flow from current operations
Comprehensive loss for the year	₪ (33,835)		₪ (24,962)	₪ (26,490)
Adjustments required to present cash flows from operating activities (Appendix A)	(1,185)		(3,408)	3,357
Net cash used in operating activities	(35,020)		(28,370)	(23,133)
Cash flows from investment activity
Change in deposits restricted as to withdrawal				(41)
Changes in short-term deposits	10,070		(5,058)	(5,012)
Purchase of property and equipment	(128)		(62)	(144)
Net cash provided by (used in) investment activity	9,942		(5,120)	(5,197)
Cash flows from financing activity
Deferred offering expenses				(750)
Net proceeds received from issuance of units including put options, first promissory note and ADSs as Commitment Shares in transaction of equity line granted	7,170
Proceeds received from issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	9,259
Repayment of first promissory note (principal and interest)	(754)
Net proceeds received from issuance of second promissory note	3,597
Receipt of government grants				579
Net proceeds received from issuance of ADSs through private placement transaction			5,141
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	3,685
Repayment of principal in respect of leasing	(467)		(467)	(440)
Net proceeds received from issuance of units consist of ADSs, pre-funded warrants and warrants through U.S. IPO transaction			37,298
Exercise of non-registered rights into ordinary shares					[1]
Exercise of restricted share units into ordinary shares		[1]
Net cash provided by (used in) financing activity	22,490		41,972	(611)
Change in balance of cash and cash equivalents	(2,588)		8,482	(28,941)
Exchange differences on cash and cash equivalents	460		2,075
Balance of cash and cash equivalents, beginning of year	19,240		8,683	37,624
Balance of cash and cash equivalents, end of year	17,112		19,240	8,683
Income and expenses not involving cash flows
Depreciation	98		82	61
Amortization of right for usage asset	425		425	398
Interest expense in respect of leasing	22		43	61
Share-based payment to employees and service providers	978		1,157	3,348
Revaluation of derivative warrant liability	(877)		(2,954)
Recognition of discount, interest and exchange differences expenses related to promissory notes	526
Finance expenses incurred from partial exercise of Commitment Amount under equity line	531
Direct and incremental issuance cost allocated to derivative warrant liability through U.S IPO			723
Exchange differences on cash and cash equivalent and restricted deposits	(470)		(2,085)
Changes in liability in respect of government grants	74		86	(213)
Income and expenses not involving cash flows total	1,307		(2,523)	3,655
Changes in asset and liability items
Decrease (increase) in other current assets	(493)		143	(647)
Increase in trade receivables	(1,008)		(596)	(142)
Increase in inventory	(2,508)		(1,201)	(715)
Increase in trade payables	2,347		1,014	54
Increase (decrease) in other current liabilities	(830)		(245)	1,152
Changes in asset and liability total	(2,492)		(885)	(298)
Adjustments required to present cash flows from operating activities	(1,185)		(3,408)	3,357
Appendix B - Non-cash investment and financing activities
Recognition of right for usage asset against a leasing liability	1,129			532
Deferred offering expenses not yet paid				405
Direct and incremental stock-based payment expenses allocated to ADSs and pre-fund warrants through U.S. IPO			960
Classification of equity amount to derivative warrants liability due to partial exercise of over-allotment option into warrants			158
Repayment of first promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,313
Appendix C - Additional information pertaining to cash flows
Interest paid
Interest received	₪ 271		₪ 85

[1]	Representing amount lower than NIS 1.